Analog Devices, Inc.
One Technology Way
Norwood, MA 02062
November 21, 2005
VIA ELECTRONIC SUBMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	Analog Devices, Inc. Commission File No. 1-7819 Annual Report on Form 10-K
Ladies and Gentlemen:
     On behalf of Analog Devices, Inc. (the “Company”), transmitted herewith for filing under the reporting requirements of the Securities Exchange Act of 1934, as amended, is the Company’s Annual Report on Form 10-K for the fiscal year ended October 29, 2005 complete with financial statement schedules and exhibits.
     The Company’s financial statements filed as part of the Form 10-K do not reflect a change from the preceding year in any accounting principles or practices or in the method of applying any such principles or practices.
     Please call the undersigned if you have any questions regarding this matter.
Very truly yours,
/s/ Joseph E. McDonough
Joseph E. McDonough
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